UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];                       Amendment Number: _______
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Basswood Opportunity Partners, L.P.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-10568

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/  Matthew Lindenbaum         New York, New York       November 14, 2007
-------------------------       -------------------      ----------------------
[Signature]                        [City, State]             [Date]


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File No.  028-10569
Name:  Basswood Capital Management, L.L.C.